                                 AIM STOCK FUNDS

           INVESCO Dynamics Fund - Investor Class, Class A, B, C and K INVESCO Small Company Growth Fund - Investor Class, Class A, B, C and K
                   INVESCO S&P 500 Index Fund - Investor Class

                         Supplement dated April 28, 2004
  to the Prospectus dated November 25, 2003, as supplemented December 4, 2003,
   December 15, 2003, December 16, 2003, January 16, 2004 and March 31, 2004


Effective April 28, 2004, the following replaces in its entirety the information with respect to Timothy J. Miller appearing in the prospectus under the heading "PORTFOLIO MANAGERS - DYNAMICS FUND":

         "TIMOTHY J. MILLER is a portfolio manager of Dynamics Fund. Prior to April 28, 2004, Mr. Miller also was the Chief Investment Officer of the Denver Investment Division of INVESCO Institutional (N.A.), Inc. He previously served as Chief Investment Officer of INVESCO Funds Group, Inc., the former investment advisor to the Fund. Before joining INVESCO Funds Group, Inc. in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University."

                                 AIM STOCK FUNDS

       INVESCO Mid-Cap Growth Fund - Investor Class, Class A, B, C and K

                         Supplement dated April 28, 2004
                   to the Prospectus dated November 25, 2003,
              as supplemented December 4, 2003, December 15, 2003,
             December 16, 2003, January 16, 2004 and March 31, 2004


Effective April 28, 2004, the following replaces in its entirety the information with respect to Timothy J. Miller appearing in the prospectus under the heading "PORTFOLIO MANAGERS":

         "TIMOTHY J. MILLER is a portfolio manager of the Fund. Prior to April 28, 2004, Mr. Miller also was the Chief Investment Officer of the Denver Investment Division of INVESCO Institutional (N.A.), Inc. He previously served as Chief Investment Officer of INVESCO Funds Group, Inc., the former investment advisor to the Fund. Before joining INVESCO Funds Group, Inc. in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University."

                                 AIM STOCK FUNDS

                   INVESCO DYNAMICS FUND - INSTITUTIONAL CLASS


                         Supplement dated April 28, 2004
  to the Prospectus dated November 25, 2003, as supplemented December 4, 2003,
   December 15, 2003, December 16, 2003, January 16, 2004 and March 31, 2004


Effective April 28, 2004, the following replaces in its entirety the information with respect to Timothy J. Miller appearing in the prospectus under the heading "PORTFOLIO MANAGERS":

         "TIMOTHY J. MILLER is a portfolio manager of the Fund. Prior to April 28, 2004, Mr. Miller also was the Chief Investment Officer of the Denver Investment Division of INVESCO Institutional (N.A.), Inc. He previously served as Chief Investment Officer of INVESCO Funds Group, Inc., the former investment advisor to the Fund. Before joining INVESCO Funds Group, Inc. in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University."

                                 AIM STOCK FUNDS

                INVESCO MID-CAP GROWTH FUND - INSTITUTIONAL CLASS

                         Supplement dated April 28, 2004
                   to the Prospectus dated November 25, 2003,
              as supplemented December 4, 2003, December 15, 2003,
             December 16, 2003, January 16, 2004 and March 31, 2004


Effective April 28, 2004, the following replaces in its entirety the information with respect to Timothy J. Miller appearing in the prospectus under the heading "PORTFOLIO MANAGERS":

         "TIMOTHY J. MILLER is a portfolio manager of the Fund. Prior to April 28, 2004, Mr. Miller also was the Chief Investment Officer of the Denver Investment Division of INVESCO Institutional (N.A.), Inc. He previously served as Chief Investment Officer of INVESCO Funds Group, Inc., the former investment advisor to the Fund. Before joining INVESCO Funds Group, Inc. in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University."


                                       1